Condensed Consolidating Financial Information (Statements Of Operations) (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 536.0	$ 629.1	$ 630.7	$ 641.5	$ 731.5	$ 994.9	$ 1,033.8	$ 923.9	$ 964.9	$ 2,632.8	$ 3,917.5	$ 1,412.6
Costs of product/services sold	363.4				529.7					1,883.5	3,154.8	995.4
Expenses:
Operations and maintenance	41.7				50.6					188.7	195.4	103.4
General and administrative	22.2				25.6					105.6	91.7	84.1
Depreciation, amortization and accretion	64.9				68.8					278.5	255.4	139.4
Costs and Expenses	128.8				145.0					572.8	542.5	326.9
Gain on long-lived assets, net					(0.8)					(227.8)	(35.1)	5.3
Goodwill impairment	(109.7)	(470.6)			0.0					(1,149.1)	(48.8)	(4.1)
Loss on contingent consideration										0.0	(8.6)	(31.4)
Operating income (loss)	(65.9)	(649.7)	(578.7)	(28.0)	56.0	(23.2)	54.6	41.6	54.7	(1,200.4)	127.7	60.1
Loss on long-lived assets, net					(0.8)					(227.8)	(35.1)	5.3
Operating income (loss)	(65.9)	(649.7)	(578.7)	(28.0)	56.0	(23.2)	54.6	41.6	54.7	(1,200.4)	127.7	60.1
Earnings from unconsolidated affiliates, net	6.5	(72.0)	2.8	5.0	3.4	0.6	0.3	(1.5)	(0.1)	(60.8)	(0.7)	(0.1)
Interest and debt expense, net	(36.1)				(29.9)					(130.5)	(111.4)	(71.7)
Loss on modification/extinguishment of debt										(18.9)	0.0	0.0
Equity in net income (loss) of subsidiary										0.0		0.0
Income (loss) before income taxes	(95.5)				29.5					(1,410.6)	15.6	(11.7)
Benefit for income taxes	(0.2)				0.4					0.0	0.9	0.7
Net income (loss)	(95.3)	(756.7)	(610.2)	(72.8)	29.1	(49.2)	27.1	11.0	25.8	(1,410.6)	14.7	(12.4)
Net income attributable to non-controlling partners	5.9				5.6					23.1	16.8	4.9
Net income (loss) attributable to Crestwood Midstream Partners LP	(101.2)				23.5					(1,433.7)	(2.1)	(17.3)
Net income attributable to Class A preferred units	0.0				9.2					23.1	17.2	0.0
Net income (loss) attributable to partners	(101.2)	$ (762.6)	$ (622.5)	$ (86.0)	14.3	$ (61.7)	$ 13.5	$ 6.2	$ 22.7	(1,456.8)	(19.3)	(17.3)
Eliminations
Revenues										0.0	0.0	0.0
Costs of product/services sold										0.0	0.0	0.0
Expenses:
Operations and maintenance										0.0	0.0	0.0
General and administrative										0.0	0.0	0.0
Depreciation, amortization and accretion										0.0	0.0	0.0
Costs and Expenses										0.0	0.0	0.0
Gain on long-lived assets, net										0.0	0.0	0.0
Goodwill impairment										0.0	0.0	0.0
Loss on contingent consideration											0.0	0.0
Operating income (loss)										0.0	0.0	0.0
Loss on long-lived assets, net										0.0	0.0	0.0
Operating income (loss)										0.0	0.0	0.0
Earnings from unconsolidated affiliates, net										0.0	0.0	0.0
Interest and debt expense, net										0.0	0.0	0.0
Loss on modification/extinguishment of debt										0.0
Equity in net income (loss) of subsidiary	41.5				(72.6)					1,195.9	(176.4)	(103.8)
Income (loss) before income taxes	41.5				(72.6)					1,195.9	(176.4)	(103.8)
Benefit for income taxes										0.0	0.0	0.0
Net income (loss)	41.5				(72.6)					1,195.9	(176.4)	(103.8)
Net income attributable to non-controlling partners											0.0	0.0
Net income (loss) attributable to Crestwood Midstream Partners LP	41.5				(72.6)					1,195.9	(176.4)	(103.8)
Net income attributable to Class A preferred units										0.0		0.0
Net income (loss) attributable to partners					(72.6)					1,195.9	(176.4)	(103.8)
Parent Company
Revenues										0.0	0.0	0.0
Costs of product/services sold										0.0	0.0	0.0
Expenses:
Operations and maintenance										0.0	0.0	0.0
General and administrative	17.7				13.4					65.3	49.4	46.5
Depreciation, amortization and accretion					0.2					0.0	0.9	1.0
Costs and Expenses	17.7				13.6					65.3	50.3	47.5
Gain on long-lived assets, net										0.0	0.0	0.0
Goodwill impairment										0.0	0.0	0.0
Loss on contingent consideration											0.0	0.0
Operating income (loss)	(17.7)				(13.6)					(65.3)	(50.3)	(47.5)
Loss on long-lived assets, net										0.0	0.0	0.0
Operating income (loss)	(17.7)				(13.6)					(65.3)	(50.3)	(47.5)
Earnings from unconsolidated affiliates, net										0.0	0.0	0.0
Interest and debt expense, net	(36.1)				(29.9)					(130.5)	(111.4)	(68.7)
Loss on modification/extinguishment of debt										(18.9)
Equity in net income (loss) of subsidiary	(41.5)				72.6					(1,195.9)	176.4	103.8
Income (loss) before income taxes	(95.3)				29.1					(1,410.6)	14.7	(12.4)
Benefit for income taxes										0.0	0.0	0.0
Net income (loss)	(95.3)				29.1					(1,410.6)	14.7	(12.4)
Net income attributable to non-controlling partners										0.0	0.0	0.0
Net income (loss) attributable to Crestwood Midstream Partners LP	(95.3)				29.1					(1,410.6)	14.7	(12.4)
Net income attributable to Class A preferred units					9.2					23.1	17.2	0.0
Net income (loss) attributable to partners					19.9					(1,433.7)	(2.5)	(12.4)
Guarantor Subsidiaries
Revenues	536.0				731.5					2,632.8	3,917.5	1,412.6
Costs of product/services sold	363.4				529.7					1,883.5	3,154.8	995.4
Expenses:
Operations and maintenance	41.7				50.6					188.7	195.4	103.4
General and administrative	4.5				12.2					40.3	42.3	37.6
Depreciation, amortization and accretion	64.9				68.6					278.5	254.5	138.4
Costs and Expenses	111.1				131.4					507.5	492.2	279.4
Gain on long-lived assets, net					(0.8)					(227.8)	(35.1)	5.3
Goodwill impairment	(109.7)									(1,149.1)	(48.8)	(4.1)
Loss on contingent consideration											(8.6)	(31.4)
Operating income (loss)	(48.2)				69.6					(1,135.1)	178.0	107.6
Loss on long-lived assets, net					(0.8)					(227.8)	(35.1)	5.3
Operating income (loss)	(48.2)				69.6					(1,135.1)	178.0	107.6
Earnings from unconsolidated affiliates, net										0.0	0.0	0.0
Interest and debt expense, net										0.0	0.0	(3.0)
Loss on modification/extinguishment of debt										0.0
Equity in net income (loss) of subsidiary										0.0	0.0	0.0
Income (loss) before income taxes	(48.2)				69.6					(1,135.1)	178.0	104.6
Benefit for income taxes	(0.2)				0.4					0.0	0.9	0.7
Net income (loss)	(48.0)				69.2					(1,135.1)	177.1	103.9
Net income attributable to non-controlling partners										0.0	0.0	0.0
Net income (loss) attributable to Crestwood Midstream Partners LP	(48.0)				69.2					(1,135.1)	177.1	103.9
Net income attributable to Class A preferred units										0.0		0.0
Net income (loss) attributable to partners					69.2					(1,135.1)	177.1	103.9
Non-Guarantor Subsidiaries
Revenues										0.0	0.0	0.0
Costs of product/services sold										0.0	0.0	0.0
Expenses:
Operations and maintenance										0.0	0.0	0.0
General and administrative										0.0	0.0	0.0
Depreciation, amortization and accretion										0.0	0.0	0.0
Costs and Expenses										0.0	0.0	0.0
Gain on long-lived assets, net										0.0	0.0	0.0
Goodwill impairment										0.0	0.0	0.0
Loss on contingent consideration											0.0	0.0
Operating income (loss)										0.0	0.0	0.0
Loss on long-lived assets, net										0.0	0.0	0.0
Operating income (loss)										0.0	0.0	0.0
Earnings from unconsolidated affiliates, net	6.5				3.4					(60.8)	(0.7)	(0.1)
Interest and debt expense, net										0.0	0.0	0.0
Loss on modification/extinguishment of debt										0.0
Equity in net income (loss) of subsidiary										0.0	0.0	0.0
Income (loss) before income taxes	6.5				3.4					(60.8)	(0.7)	(0.1)
Benefit for income taxes										0.0		0.0
Net income (loss)	6.5				3.4					(60.8)	(0.7)	(0.1)
Net income attributable to non-controlling partners	5.9				5.6					23.1	16.8	4.9
Net income (loss) attributable to Crestwood Midstream Partners LP	$ 0.6				(2.2)					(83.9)	(17.5)	(5.0)
Net income attributable to Class A preferred units										0.0		0.0
Net income (loss) attributable to partners					$ (2.2)					$ (83.9)	$ (17.5)	$ (5.0)